Related Party Transactions - Additional Information (Details) - USD ($)	12 Months Ended			38 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2012
Disclosure of transactions between related parties [line items]
Royalty fees	$ 22,000,000	$ 113,000,000	$ 112,000,000
Related parties [member]
Disclosure of transactions between related parties [line items]
Average credit period, receivables	45 days
Average credit period, payables	45 days
Corporate expense [Member]
Disclosure of transactions between related parties [line items]
Royalty fees	$ 22,000,000	$ 110,000,000	$ 106,000,000
Sands Macao, The Venetian Macao and The Plaza Macao, combined [Member]
Disclosure of transactions between related parties [line items]
Royalty fee cap, annual increase, percent	20.00%
Sands Macao, The Venetian Macao and The Plaza Macao, combined [Member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Royalty fees				$ 20,000,000
Sands Macao [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues				1.50%
The Venetian Macao [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues				1.50%
The Plaza Macao [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues				1.50%
Subsequent casino gaming properties [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues	1.50%
Royalty fee cap, annual increase, percent	20.00%
Subsequent casino gaming properties [Member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Royalty fees	$ 20,000,000